Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculation of Net Loss Per Share

The number of ordinary shares used in the calculation of net loss per share for the year ended December 31, 2017 reflected the Group's 2017 Reorganization as described in Note 1.

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net loss attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders	(918,578)	(927,022)	(394,817)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	3,945,864	6,294,870	6,830,058
Net loss per share
Basic and diluted	(232.80)	(147.27)	(57.81)